Investment Risks	Jun. 12, 2026
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | RealEstateIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. The fund may effect some or all creations and redemptions of its ETF Class shares using cash rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in a fund that effects ETF share class redemptions entirely in-kind.
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund's ETF Class will generally fluctuate with changes in the market value of the fund's holdings. The fund's ETF Class shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's ETF Class shares may result in the fund's ETF Class shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, the fund's ETF Class shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for the fund's ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's ETF Class shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of the fund's ETF Class shares. In addition, trading may be halted, for example, due to market conditions.
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. Investments in covenant-lite loans carry more risk than traditional loans as they allow issuers to engage in activities that would otherwise be difficult or impossible under a traditional loan agreement. In the event of default, covenant-lite obligations have lower recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
Document Type	485BPOS